Basis of Presentation of the Consolidated Financial Statements - Agreement between Telefonica de Espana (Details) - EUR (€) € in Millions		12 Months Ended
	Dec. 20, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 20, 2022
Disclosure of subsidiaries [line items]
Increase (decrease) in equity through change in equity of equity holders		€ (1,438)	€ (1,579)	€ 781
Deferred tax assets		6,673	6,240	4,884
Deferred tax assets for temporary differences
Disclosure of subsidiaries [line items]
Deferred tax assets		5,295	5,586
Retained earnings
Disclosure of subsidiaries [line items]
Increase (decrease) in equity through change in equity of equity holders		12		936
Non-controlling interests
Disclosure of subsidiaries [line items]
Increase (decrease) in equity through change in equity of equity holders		€ (1,450)	(1,579)	€ (155)
Bluevia Fibra S.L.U. | Deferred tax assets for temporary differences
Disclosure of subsidiaries [line items]
Deferred tax assets			€ 548
Bluevia Fibra S.L.U. | Retained earnings
Disclosure of subsidiaries [line items]
Increase (decrease) in equity through change in equity of equity holders	€ 986
Bluevia Fibra S.L.U. | Non-controlling interests
Disclosure of subsidiaries [line items]
Increase (decrease) in equity through change in equity of equity holders	€ 23
Vauban/CAA | Bluevia Fibra S.L.U.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in associate (in percentage)	45.00%
Total					€ 1,021